Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Mar. 30, 2026 shares	Feb. 12, 2026 USD ($) $ / shares shares	Feb. 03, 2026 CNY (¥)	Dec. 15, 2025 shares	Nov. 17, 2025	Sep. 11, 2025 shares	Mar. 03, 2025 USD ($) $ / shares shares	Feb. 10, 2025 USD ($) $ / shares shares	Oct. 31, 2024 shares	Oct. 28, 2024 CNY (¥)	Oct. 24, 2024 USD ($) $ / shares shares	Jan. 30, 2024 shares	Nov. 25, 2022 shares	Nov. 23, 2022 USD ($) $ / shares shares	Nov. 23, 2022 CNY (¥) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 CNY (¥)	Aug. 10, 2026 CNY (¥) MFTTokens	May 13, 2026 shares	May 09, 2026 shares	Feb. 28, 2026 shares	Feb. 24, 2026 shares	Feb. 03, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares
Equity [Line Items]
Ordinary shares issued												58,002,480
Direct offering cost (in Dollars) | $												$ 1,100
Other offering expenses (in Dollars) | $												$ 900			$ 13,700
Purchase to warrant per share (in Dollars per share) | $ / shares															$ 0.001
Warrants and rights outstanding, term																	5 years
Number of options exercised																	59,577,600	59,577,600
Divided shares (in Dollars) | $									$ 3,000,000
Aggregate purchase price (in Dollars) | $								$ 23,000
Vesting period																	4 years	4 years
Fair value allocated warrant (in Yuan Renminbi)																	$ (681)	¥ (4,621)	¥ (42,069)
Number of aggregate shares issued																	324,000,000						96,000,000,001
Shares,issued per share | $ / shares			$ 0.0012457
Aggregate consideration amount | $			$ 119,590
Unpaid subscription consideration | $			$ 825,542
Subscription consideration | ¥																		825,542
Subsequent Event [Member]
Equity [Line Items]
Subscription receivable MFT tokens | MFTTokens																				3,382,508
Pre-Funded Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants										520,042				800,000	1,800,000
Warrants and rights outstanding, term												5 years			5 years
Number of ordinary shares issued upon exercised										124,810,080			1,000,000
Warrant [Member]
Equity [Line Items]
Fair value allocated warrant (in Yuan Renminbi) | ¥											¥ 6,900					¥ 36,800		¥ 15,600
ADS Warrants [Member]
Equity [Line Items]
Ordinary shares												240
Common Stock [Member]
Equity [Line Items]
Ordinary shares issued															58,472,736	58,472,736
Direct offering cost (in Dollars) | $															$ 15,000
Shares authorized									1,000,000,000
Par value (in Dollars per share) | $ / shares									$ 0.0001
Common Stock [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Number of options exercised														12,800,000
Shares authorized									140,000,000
Par value (in Dollars per share) | $ / shares									$ 0.0001
Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Shares authorized									4,060,000,000
Par value (in Dollars per share) | $ / shares									$ 0.0001
Minimum [Member] | 2025 Equity Incentive Plan [Member]
Equity [Line Items]
Vesting period
Minimum [Member] | Common Stock [Member]
Equity [Line Items]
Divided shares (in Dollars) | ¥				¥ 3,000,000
Shares authorized																									30,000,000,000
Par value (in Dollars per share) | $ / shares																									$ 0.0001
Maximum [Member] | 2025 Equity Incentive Plan [Member]
Equity [Line Items]
Vesting period						5 years
Maximum [Member] | Common Stock [Member]
Equity [Line Items]
Divided shares (in Dollars) | ¥				¥ 480,600,000
Shares authorized																									4,806,000,000,000
Par value (in Dollars per share) | $ / shares																									$ 0.0001
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued		21,139,464,000			1,237,314,316
Number of ordinary shares issued upon exercised							183,801,600
Ordinary shares																	104,636,988,040									8,253,410,439
Divided shares (in Dollars) | $									$ 100,000
Shares authorized																	4,800,000,000,000									24,000,000,000
Par value (in Dollars per share) | $ / shares																	$ 0.0001									$ 0.0001
Sell aggregate number of shares								7,357,500,000
Price per share (in Dollars per share) | $ / shares								$ 0.0031317
Issued an aggregate shares																	126,949,540,440									9,486,076,439
Number of aggregate shares issued		21,139,464,000	96,000,000,001																		120,000,000	48,000,000	96,000,000	60,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares																	324,000,000	324,000,000
Number of options exercised																	59,577,600	59,577,600
Shares authorized									800,000,000
Par value (in Dollars per share) | $ / shares									$ 0.0001
Issued an aggregate shares								7,357,500,000
Class A Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Shares authorized									23,200,000,000
Par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Shares authorized									24,000,000,000
Class A Ordinary Shares [Member] | Minimum [Member] | Common Stock [Member]
Equity [Line Items]
Shares authorized																									24,000,000,000
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares authorized																									4,800,000,000,000
Additional shares																									4,776,000,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares																	55,260,580									55,260,580
Shares authorized																	1,800,000,000									1,800,000,000
Par value (in Dollars per share) | $ / shares																	$ 0.0001									$ 0.0001
Issued an aggregate shares																	55,260,580									55,260,580
Class B Ordinary Shares [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Shares authorized									60,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares
Number of options exercised
Shares authorized									1,800,000,000
Par value (in Dollars per share) | $ / shares									$ 0.0001
Class B Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Shares authorized									1,740,000,000
Par value (in Dollars per share) | $ / shares									$ 0.0001
Class B Ordinary Shares [Member] | Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Shares authorized									30,000,000,000
Class B Ordinary Shares [Member] | Minimum [Member] | Common Stock [Member]
Equity [Line Items]
Shares authorized																									1,800,000,000
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares authorized																									1,800,000,000
Classes as the Board [Member] | Common Stock [Member]
Equity [Line Items]
Shares authorized									4,200,000,000
Undesignated Shares [Member] | Minimum [Member]
Equity [Line Items]
Shares authorized																									4,200,000,000
Undesignated Shares [Member] | Maximum [Member] | Common Stock [Member]
Equity [Line Items]
Shares authorized																									4,200,000,000
ADS [Member]
Equity [Line Items]
Purchase to pre-funded warrants												241,677			3,654,546
Purchase to warrant per share (in Dollars per share) | $ / shares												$ 1.45
Warrants exercised												1			1
ADS [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants												520,042
Purchase to warrant per share (in Dollars per share) | $ / shares															$ 2.75
ADS [Member] | Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants												761,719			5,454,546
ADS [Member] | Common Stock [Member]
Equity [Line Items]
Purchase to warrant per share (in Dollars per share) | $ / shares												$ 0.001
ADS [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares															16	16
MFT Tokens [Member]
Equity [Line Items]
Purchase price | ¥																				¥ 3,382,508